Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Note to cash flow statement
Balance at beginning of year	€ 719.4	€ 719.4	€ 719.4
Changes from financing cash flows
Net proceeds from shares issued	19.1
Movement in net funds resulting from cash flows	19.1
Balance at end of year	738.5	719.4	719.4
Payment for repurchase of ordinary shares	€ 581.0	€ 561.0	€ 829.0